SUBSEQUENT EVENTS (Details Narrative) - Golden Star Acquisition Corporation [Member] - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 04, 2024	Oct. 04, 2024	Mar. 31, 2024	Feb. 29, 2024	Sep. 30, 2024	Dec. 31, 2023	Mar. 29, 2024	Dec. 31, 2022
Drawdown from second promissory notes						$ 460,000
Payment for extension contribution			$ 230,000	$ 230,000
Operating expenses					$ 850,992	328,821
Due to Sponsor					$ 850,992	328,821	$ 604,847
Subsequent Event [Member]
Extension fee	$ 50,000	$ 50,000
Sponsor [Member]
Operating expenses						$ 276,026